Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	SA FUNDS INVESTMENT TRUST
Central Index Key	0001075065
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 29, 2015
Prospectus Date	Oct. 29, 2015